ZACKS SMALL-CAP CORE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
February 29, 2024

Shares		Fair Value
	COMMON STOCKS — 99.0%
	ASSET MANAGEMENT - 3.2%
18,995	Assetmark Financial Holdings, Inc.(a)	$ 671,473
17,836	Compass Diversified Holdings	410,228
		1,081,701
	AUTOMOTIVE - 1.9%
22,370	Goodyear Tire & Rubber Company (The)(a)	265,756
4,395	Modine Manufacturing Company(a)	394,275
		660,031
	BANKING - 10.1%
11,850	1st Source Corporation	589,893
49,626	Bridgewater Bancshares, Inc.(a)	588,068
15,744	Equity Bancshares, Inc., Class A	501,132
29,951	HBT Financial, Inc.	570,866
3,225	Independent Bank Corporation (Michigan)	78,851
7,240	Mercantile Bank Corporation	266,722
12,525	Old Second Bancorp, Inc.	168,211
6,100	SmartFinancial, Inc.	131,272
21,948	Towne Bank	595,009
		3,490,024
	BIOTECH & PHARMA - 2.3%
5,300	ANI Pharmaceuticals, Inc.(a)	358,650
18,130	HilleVax, Inc.(a)	329,060
15,209	MeiraGTx Holdings PLC(a)	93,840
		781,550
	CHEMICALS - 0.5%
2,235	Hawkins, Inc.	157,009

	COMMERCIAL SUPPORT SERVICES - 2.1%
2,977	Cimpress plc(a)	291,776
1,840	Distribution Solutions Group, Inc.(a)	57,794
3,663	Huron Consulting Group, Inc.(a)	359,450
		709,020
	CONSTRUCTION MATERIALS - 3.3%
57,928	Concrete Pumping Holdings, Inc.(a)	474,430

ZACKS SMALL-CAP CORE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024

Shares		Fair Value
	COMMON STOCKS — 99.0% (Continued)
	CONSTRUCTION MATERIALS - 3.3% (Continued)
3,315	Simpson Manufacturing Company, Inc.	$ 691,774
		1,166,204
	CONTAINERS & PACKAGING - 1.5%
16,954	Karat Packaging, Inc.	501,669

	E-COMMERCE DISCRETIONARY - 0.5%
7,190	1-800-Flowers.com, Inc., Class A(a)	74,920
30,980	Solo Brands, Inc., Class A(a)	83,646
		158,566
	ELECTRICAL EQUIPMENT - 5.3%
5,342	AAON, Inc.	448,621
1,783	Powell Industries, Inc.	330,283
6,015	SPX Technologies, Inc.(a)	704,898
1,541	Watts Water Technologies, Inc., Class A	314,287
		1,798,089
	ENGINEERING & CONSTRUCTION - 1.4%
2,045	Arcosa, Inc.	169,735
1,905	MYR Group, Inc.(a)	309,486
		479,221
	FORESTRY, PAPER & WOOD PRODUCTS - 0.4%
977	Boise Cascade Company	132,784

	GAS & WATER UTILITIES - 0.5%
4,889	York Water Company (The)	173,071

	HEALTH CARE FACILITIES & SERVICES - 3.2%
16,064	Option Care Health, Inc.(a)	518,385
7,050	Pennant Group, Inc. (The)(a)	131,483
7,482	SI-BONE, Inc.(a)	129,813
10,002	Surgery Partners, Inc.(a)	310,362
		1,090,043
	HOME CONSTRUCTION - 2.1%
5,280	Forestar Group, Inc.(a)	178,042

ZACKS SMALL-CAP CORE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024

Shares		Fair Value
	COMMON STOCKS — 99.0% (Continued)
	HOME CONSTRUCTION - 2.1% (Continued)
7,755	Griffon Corporation	$ 553,707
		731,749
	HOTEL REIT - 0.4%
895	Ryman Hospitality Properties, Inc.	106,040

	HOUSEHOLD PRODUCTS - 2.3%
1,049	elf Beauty, Inc.(a)	218,748
3,912	Inter Parfums, Inc.	573,969
		792,717
	INDUSTRIAL INTERMEDIATE PROD - 2.5%
4,382	AZZ, Inc.	319,010
6,912	Gibraltar Industries, Inc.(a)	535,334
		854,344
	INDUSTRIAL SUPPORT SERVICES - 2.7%
21,750	Alta Equipment Group, Inc.	249,690
3,639	Applied Industrial Technologies, Inc.	691,010
		940,700
	INSTITUTIONAL FINANCIAL SERVICES - 1.1%
5,202	StoneX Group, Inc.(a)	360,291

	INSURANCE - 2.3%
14,567	GoHealth, Inc.(a)	196,072
7,030	Horace Mann Educators Corporation	254,416
6,790	Mercury General Corporation	330,605
		781,093
	INTERNET MEDIA & SERVICES - 1.0%
12,925	HealthStream, Inc.	352,594

	LEISURE FACILITIES & SERVICES - 1.1%
2,063	Light & Wonder, Inc.(a)	207,352
14,033	OneSpaWorld Holdings Ltd.(a)	182,990
		390,342
	MACHINERY - 10.3%
3,191	Alamo Group, Inc.	645,507

ZACKS SMALL-CAP CORE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024

Shares		Fair Value
	COMMON STOCKS — 99.0% (Continued)
	MACHINERY - 10.3% (Continued)
6,856	Albany International Corporation, Class A	$ 643,573
1,550	Columbus McKinnon Corporation	64,744
2,995	CSW Industrials, Inc.	690,017
3,050	Enerpac Tool Group Corporation	102,816
4,142	ESCO Technologies, Inc.	422,028
4,240	Federal Signal Corporation	347,298
16,915	Gorman-Rupp Company (The)	631,437
		3,547,420
	MEDICAL EQUIPMENT & DEVICES - 3.7%
1,204	Inspire Medical Systems, Inc.(a)	215,564
7,779	Merit Medical Systems, Inc.(a)	592,760
12,972	Quanterix Corporation(a)	310,809
4,870	Surmodics, Inc.(a)	155,353
		1,274,486
	METALS & MINING - 0.3%
2,548	Centrus Energy Corporation, CLASS A(a)	103,933

	MORTGAGE FINANCE - 0.2%
11,720	BrightSpire Capital, Inc.	80,985

	OIL & GAS PRODUCERS - 2.0%
61,295	Equitrans Midstream Corporation	655,244

	OIL & GAS SERVICES & EQUIPMENT - 1.8%
36,120	DNOW, Inc.(a)	511,098
4,306	Thermon Group Holdings, Inc.(a)	117,511
		628,609
	REAL ESTATE SERVICES - 1.3%
17,875	RMR Group, Inc. (The), Class A	437,401

	RENEWABLE ENERGY - 0.8%
16,553	Montauk Renewables, Inc.(a)	94,021
4,390	REX American Resources Corporation(a)	193,072
		287,093

ZACKS SMALL-CAP CORE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024

Shares		Fair Value
	COMMON STOCKS — 99.0% (Continued)
	RESIDENTIAL REIT - 0.2%
1,495	Centerspace	$ 83,107

	RETAIL - DISCRETIONARY - 3.6%
7,498	GMS, Inc.(a)	669,646
10,974	Rush Enterprises, Inc., Class A	534,434
		1,204,080
	SOFTWARE - 10.4%
2,564	Agilysys, Inc.(a)	199,479
1,258	Appfolio, Inc., Class A(a)	304,549
3,864	Calix, Inc.(a)	134,738
26,075	Cantaloupe, Inc.(a)	169,488
3,750	Donnelley Financial Solutions, Inc.(a)	242,100
8,247	Intapp, Inc.(a)	323,530
49,446	N-Able, Inc.(a)	666,037
2,848	Olo, Inc.(a)	16,575
18,934	Oscar Health, Inc.(a)	307,867
14,091	PDF Solutions, Inc.(a)	478,953
4,975	Sapiens International Corp N.V.	153,081
6,385	SolarWinds Corporation(a)	76,237
39,767	Weave Communications, Inc.(a)	498,281
		3,570,915
	SPECIALTY FINANCE - 2.7%
1,828	Federal Agricultural Mortgage Corporation, Class C	326,974
4,047	FirstCash Holdings, Inc.	463,382
38,585	OppFi, Inc.(a)	135,819
		926,175
	STEEL - 0.9%
4,614	Carpenter Technology Corporation	298,295

	TECHNOLOGY HARDWARE - 2.4%
520	Fabrinet(a)	112,096
807	Super Micro Computer, Inc.(a)	698,959
		811,055

ZACKS SMALL-CAP CORE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024

Shares		Fair Value
	COMMON STOCKS — 99.0% (Continued)
	TECHNOLOGY SERVICES - 3.7%
14,200	EVERTEC, Inc.	$ 513,046
13,650	LiveRamp Holdings, Inc.(a)	477,477
19,857	Pagseguro Digital Ltd., Class A(a)	276,409
		1,266,932
	TRANSPORTATION & LOGISTICS - 1.9%
13,100	Costamare, Inc.	148,947
9,255	Teekay Tankers Ltd., Class A	507,359
		656,306
	TRANSPORTATION EQUIPMENT - 1.1%
10,911	Blue Bird Corporation(a)	369,228

	TOTAL COMMON STOCKS (Cost $29,830,193)	33,890,116

Shares		Fair Value
	SHORT-TERM INVESTMENT — 0.8%
	MONEY MARKET FUND - 0.8%
277,609	Federated Hermes Treasury Obligations Fund, Institutional Class, 5.17% (Cost $277,609)(b)	277,609

	TOTAL INVESTMENTS - 99.8% (Cost $30,107,802)	$ 34,167,725
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.2%	57,900
	NET ASSETS - 100.0%	$ 34,225,625

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of February 29, 2024.